Segment Reporting - Property and equipment for the companys geographic operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,673,792	¥ 25,576,204	¥ 15,763,557	¥ 11,594,792
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		21,308,083	15,757,603	11,587,563
Property and equipment, net		1,498,423	1,295,171
Non-PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		4,268,121	5,954	¥ 7,229
Property and equipment, net		¥ 757,937	¥ 1,148